Property and Equipment - Schedule of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 12,183	$ 12,140
Less accumulated depreciation and amortization	(11,783)	(11,413)
Property and equipment, net	400	727
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,412	4,385
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,138	1,138
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,138	2,138
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,651	2,640
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,844	$ 1,839